SEGMENTED INFORMATION - Disclosure of geographical areas (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of geographical areas [line items]
Net loss for the year	$ 59,268,859	$ 19,825,314
Taxes receivable	6,461,327	3,877,934	$ 1,526,702
Deposits	93,553	70,553	58,076
Property and equipment	2,796,894	1,302,884	1,001,038
Exploration and evaluation assets	5,489,773	5,188,375	$ 1,620,466
Canada [Member]
Disclosure of geographical areas [line items]
Net loss for the year	3,112,075	5,395,830
Taxes receivable	0	0
Deposits	93,553	70,553
Property and equipment	535,159	10,053
Exploration and evaluation assets	0	0
Mexico [Member]
Disclosure of geographical areas [line items]
Net loss for the year	56,156,784	14,429,484
Taxes receivable	6,461,327	3,877,934
Deposits	0	0
Property and equipment	2,261,735	1,292,831
Exploration and evaluation assets	$ 5,489,773	$ 5,188,375